UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Regis Management Company, LLC

Address:   300 Hamilton Avenue, Suite 400
           Palo Alto, CA  94301


Form 13F File Number: 28-11606


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert F.X. Burlinson
Title:  Chief Investment Officer
Phone:  650-838-1030

Signature,  Place,  and  Date  of  Signing:

/s/ Robert F.X. Burlinson          Palo Alto, CA                      8/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $      123,651
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Ampal-American Israel Corporation        Common         032015109       13    8,362 SH       SOLE                  8,362      0    0
Apple Inc                                Common         037833100        2        7 SH       SOLE                      7      0    0
Bank of America Corp                     Common         060505104        1       96 SH       SOLE                     96      0    0
Berkshire Hathaway CL B                  Common         084670207    2,857   35,850 SH       SOLE                 35,850      0    0
BP PLC ADR                               Common         055622104       19      660 SH       SOLE                    660      0    0
Cameco Corp                              Common         13321L108      656   30,850 SH       SOLE                 30,850      0    0
Cisco Systems Inc                        Common         17275R102       16      761 SH       SOLE                    761      0    0
Durect Corp                              Common         266605104      185   76,250 SH       SOLE                 76,250      0    0
General Dynamics Corp                    Common         369550108       18      315 SH       SOLE                    315      0    0
General Electric Co                      Common         369604103        1       92 SH       SOLE                     92      0    0
Goldcorp                                 Common         380956409    1,030   23,500 SH       SOLE                 23,500      0    0
Home Depot Inc                           Common         437076102       18      635 SH       SOLE                    635      0    0
iPath Dow Jones-AIG Commodity Idx TR ETN Common         06738C778       21      558 SH       SOLE                    558      0    0
iShares Barclays 20+ Year Treasury Bond  Common         464287432   13,446  132,148 SH       SOLE                132,148      0    0
Fund
iShares DJ US Real Estate Index Fund     Common         464287739    6,010  127,301 SH       SOLE                127,301      0    0
iShares Barclays Treasury Inflation      Common         464287176   19,869  185,849 SH       SOLE                185,849      0    0
Protected Securities
iShares Barclays US Aggregate Bond Fund  Common         464287226      246    2,289 SH       SOLE                  2,289      0    0
iShares iBoxx $ Invest Grade Corp Bond   Common         464287242       22      201 SH       SOLE                    201      0    0
iShares MSCI Australia Index Fund        Common         464286103    3,565  187,850 SH       SOLE                187,850      0    0
iShares MSCI EAFE Index                  Common         464287465   16,839  362,061 SH       SOLE                362,061      0    0
iShares MSCI Emerging Markets Index Fund Common         464287234    7,794  208,842 SH       SOLE                208,842      0    0
iShares MSCI Japan Index Fund            Common         464286848      487   52,950 SH       SOLE                 52,950      0    0
iShares MSCI Mexico Index Fund           Common         464286822    3,640   76,000 SH       SOLE                 76,000      0    0
iShares Russell 3000 Index               Common         464287689      175    2,866 SH       SOLE                  2,866      0    0
iSharesR S&P US Pfd Stk Index Fd         Common         464288687        2       54 SH       SOLE                     54      0    0
iShares TR Dow Jones Select Dividend     Common         464287168       92    2,180 SH       SOLE                  2,180      0    0
Index
iShares Trust FTSE Xinhau HK China 25    Common         464287184    1,999   51,075 SH       SOLE                 51,075      0    0
Index Fund
Juniper Networks Inc                     Common         48203R104      151    6,620 SH       SOLE                  6,620      0    0
KLA-Tencor Corp                          Common         482480100      482   17,288 SH       SOLE                 17,288      0    0
Las Vegas Sands Corp                     Common         517834107      664   30,000 SH       SOLE                 30,000      0    0
Lowe's Companies Inc                     Common         548661107       18      885 SH       SOLE                    885      0    0
Mako Surgical Corp                       Common         560879108      847   68,051 SH       SOLE                 68,051      0    0
Medtronic Inc                            Common         585055106       19      520 SH       SOLE                    520      0    0
Merck & Co                               Common         58933Y105    1,955   55,893 SH       SOLE                 55,893      0    0
Merrill Lynch Retail HOLDRS              Common         76127U101    3,677   42,800 SH       SOLE                 42,800      0    0
Microsoft Corp                           Common         594918104       18      764 SH       SOLE                    764      0    0
Nokia Corp                               Common         654902204       19    2,290 SH       SOLE                  2,290      0    0
Occidental Petroleum Corporation         Common         674599105    4,419   57,280 SH       SOLE                 57,280      0    0
Paladin Resources NL                     Common         00000PDN8    1,086  370,575 SH       SOLE                370,575      0    0
PDL Biopharma Inc                        Common         69329Y104       12    2,047 SH       SOLE                  2,047      0    0
Potash Corp                              Common         73755L107       18      210 SH       SOLE                    210      0    0
Poweshares DB Commodity Index Fund       Common         73935S105    1,406   65,180 SH       SOLE                 65,180      0    0
Powershares Global Exchange Traded Fd    Common         73936T565        2      151 SH       SOLE                    151      0    0
Tr Aggregate Pfd Portfolio
Research In Motion Ltd                   Common         760975102       18      365 SH       SOLE                    365      0    0
RSC Holdings Inc                         Common         74972L102      769  124,703 SH       SOLE                124,703      0    0
SELECT SECTOR SPDR-ENERGY                Common         81369Y506    2,280   45,884 SH       SOLE                 45,884      0    0
Southern National Bancorp of Virginia    Common         843395104    1,760  240,774 SH       SOLE                240,774      0    0
Inc
SPDR  Trust Series 1                     Common         78462F103      851    8,244 SH       SOLE                  8,244      0    0
SPDR Gold Trust                          Common         78463V107   10,633   87,389 SH       SOLE                 87,389      0    0
SPDR Dow Jones REIT ETF                  Common         78464A607        2       43 SH       SOLE                     43      0    0
SPDR S&P Homebuilders ETF                Common         78464A888    3,629  253,400 SH       SOLE                253,400      0    0
Suncor Energy Inc                        Common         867224107       19      635 SH       SOLE                    635      0    0
Templeton Emerging Markets Income Fund   Common         880192109        3      174 SH       SOLE                    174      0    0
(DE)


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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Utilities Select Sector SPDR Fund        Common         81369Y886      503   17,807 SH       SOLE                 17,807      0    0
Vanguard Emerging Markets VIPERS         Common         922042858       43    1,120 SH       SOLE                  1,120      0    0
Vanguard Energy ETF                      Common         92204A306    3,357   46,087 SH       SOLE                 46,087      0    0
Vanguard REIT ETF                        Common         922908553    2,130   45,806 SH       SOLE                 45,806      0    0
Vanguard Total Bond Market ETF           Common         921937835        4       44 SH       SOLE                     44      0    0
Vanguard Total Stock Market ETF          Common         922908769    3,377   64,246 SH       SOLE                 64,246      0    0
Yamana Gold Inc                          Common         98462Y100      457   44,350 SH       SOLE                 44,350      0    0


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